[CLIFFORD CHANCE LETTERHEAD]

February 29, 2008

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund (the “Fund”)

File Numbers 333-140821; 811-21767

Dear Mr. Greene:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-2 (the “Amendment”).

The Amendment is being filed to update the Fund’s financial statements and certain other non-material information. The Amendment also incorporates all applicable changes made to the registration statement of Morgan Stanley Global Long/Short Fund A, another Morgan Stanley fund of hedge funds which operates in a substantially similar manner as the Fund, in response to staff comments thereto. In addition, each of the Fund’s initial registration statement filed prior to the Fund’s commencement of operations in 2006 and subsequent registration statement filed in February 2007 (primarily for the purpose of registering more shares) was subject to extensive review and comment by the Commission staff.

Accordingly, we believe that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 filed on April 30, 2007. Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz